DEFERRED TAX (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2025	As of December 31, 2024
Deferred tax asset	5,741	6,418
Deferred tax liability	(7,339)	(2,258)
Deferred tax (liability) asset, net	(1,598)	4,160

Summary of Change in Deferred Income Tax
The change in the deferred tax account was as follows for six months ended June 30, 2025:

Deferred tax, net at the beginning of the period	4,160
Business combination (Note 5)	(13,475)
Credited/(charged) to the profit or loss (Note 23)	6,923
Credited/(charged) to the other comprehensive income (Note 23)	92
Translation differences	702
Deferred tax, net at the end of the period	(1,598)

Components of Deferred Taxes
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance was comprised of the following:

	As of June 30, 2025	As of December 31, 2024
Intangible assets - deferred tax assets	3,878	4,615
Intangible assets - deferred tax liability	(14,286)	(3,212)
Trading losses and other allowances	8,810	2,757
Net deferred tax (liabilities) assets	(1,598)	4,160